As filed with the Securities and Exchange Commission on
September 15, 2022

Registration No. 333-117134
811- 21598

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 51	/ X /
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 52	/ X /
(Check appropriate box or boxes)	----

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PUTNAM TARGET DATE FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ x /	on October 19, 2022 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ x /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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STEPHEN J. TATE, Vice President
PUTNAM TARGET DATE FUNDS
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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This Post-Effective Amendment No. 51 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 19, 2022, as the new effective date for Post-Effective Amendment No. 50 filed pursuant to Rule 485(a) under the Securities Act on July 1, 2022. This Post-Effective Amendment No. 51 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 50.

This Post-Effective Amendment relates solely to the following series of the Registrant: Putnam RetirementReady 2025 Fund (to be renamed “Putnam Sustainable Retirement 2025 Fund”), Putnam RetirementReady 2030 Fund (to be renamed “Putnam Sustainable Retirement 2030 Fund”), Putnam RetirementReady 2035 Fund (to be renamed “Putnam Sustainable Retirement 2035 Fund”), Putnam RetirementReady 2040 Fund (to be renamed “Putnam Sustainable Retirement 2040 Fund”), Putnam RetirementReady 2045 Fund (to be renamed “Putnam Sustainable Retirement 2045 Fund”), Putnam RetirementReady 2050 Fund (to be renamed “Putnam Sustainable Retirement 2050 Fund”), Putnam RetirementReady 2055 Fund (to be renamed “Putnam Sustainable Retirement 2055 Fund”), Putnam RetirementReady 2060 Fund (to be renamed “Putnam Sustainable Retirement 2060 Fund”), Putnam RetirementReady 2065 Fund (to be renamed “Putnam Sustainable Retirement 2065 Fund”), and Putnam RetirementReady Maturity Fund (to be renamed “Putnam Sustainable Retirement Maturity Fund”). Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM TARGET DATE FUNDS

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Putnam Target Date Funds (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 1, 2022 (“Amendment No. 50/51”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 50/51 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 1, 2022.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 50/51 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 1, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 15th day of September, 2022.

Putnam Target Date Funds

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Barbara M. Baumann*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer,
Principal Accounting Officer and Assistant
Treasurer

Liaquat Ahamed*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

Mona K. Sutphen**	Trustee

By: /s/ Jonathan S. Horwitz, as
Attorney-in-Fact
September 15, 2022

* Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 27 to the
Registrant’s Registration Statement under
the Securities Act of 1933 on November 27,
2018.

**Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 34 to the
Registrant’s Registration Statement under
the Securities Act of 1933 on July 2, 2020.